Note 6 - Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%		21.00%	34.00%	34.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability			$ 400,000
Deferred Tax Assets, Valuation Allowance, Total			2,564,000
Unrecognized Tax Benefits, Ending Balance			$ 0
Open Tax Year			2015 2016 2017 2018
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%